Segmentation - Schedule of Company’s Segment Results (Details) - Operating Segments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Sales, net	$ 141,760	$ 9,072,130
Cost of goods sold	83,290	466,802
Gross profit	58,470	8,605,328
Operating Expenses:
Product development	1,373,351	693,448
Sales and marketing	811,537	215,332
General and administrative (A)	19,171,965	17,238,184
Transaction costs including those incurred with contingent Earn-out Share Liability	55,038,544
Depreciation and amortization	273,772	818,203
Impairment on investment	216,278
Stock-based compensation	6,699,081
Inventory impairment	551,492
Other income, net	(21,390)	59,982
UK R&D tax credit	(1,251,243)
Loss on initial issuance of convertible note	1,770,933
Change in fair value of convertible note option liability	(840,933)
Change in fair value of warrant liabilities	(200,124)
Change in fair value of Earn-out Share Liability	(38,040,000)
Other expense	244,732	(21,857)
Interest income		1,942
Interest expense	1,808,243	(5,318,817)
Segment and Consolidated Net loss	$ (47,547,768)	$ (15,638,589)